Fixed Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Fixed assets
Property plant and equipment gross	$ 10,869	$ 10,166
Property plant and equipment net	4,236	3,742	3,741
Land [Member]
Components of Fixed assets
Property plant and equipment gross	199	192
Buildings [Member]
Components of Fixed assets
Property plant and equipment gross	1,195	1,122
Accumulated depreciation	(453)	(414)
Machinery and Equipment [Member]
Components of Fixed assets
Property plant and equipment gross	9,475	8,852
Accumulated depreciation	$ (6,180)	$ (6,010)